Other Current Liabilities - Additional Information (Details) € in Thousands				1 Months Ended	6 Months Ended
	Jun. 30, 2025 EUR (€)	Jun. 27, 2025 EUR (€) installment shares	Apr. 30, 2024 shares	Jun. 30, 2025 shares	Jun. 30, 2025 EUR (€)
Other current liabilities
Repayments of loan note					€ 8,547
Meritz Securities Co., Ltd.
Other current liabilities
Number of shares repurchased | shares		13,804,733	5,245,648	13,804,733
Repurchased of ordinary shares financing fund		€ 48,100			€ 48,091
Borrowings rates		11.40%
Number of installments for repayment | installment		2
Repayments of loan note	€ 8,500
Number of shares cancelled | shares				19,050,381